Supplemental Financial Information - Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Financial Information Abstract
Raw materials	$ 7,023	$ 7,241	$ 2,622
Work in progress	9,808	8,134	1,520
Finished goods		0	0
Inventories, net	$ 16,831	$ 15,375	$ 4,142